Income Tax (Tables)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021
Components of Deferred Tax Assets [Abstract]
Schedule of Company's net deferred tax assets
The major components of the Company’s deferred tax assets and liabilities as of December 31, 2021 and 2020, consists of the following (dollars in thousands):

	2021	2020
Deferred tax assets:
Net operating loss carryforward	$14,232	$—
Excess interest expense carryforward	497	—
Allowance for Member advances	3,488	3,549
Accrued expenses	1,249	1,138
Accrued compensation	356	345
Lease liability	840	420
Research and development tax credit	2,117	408
Stock-based compensation	355	26
Other	146	20

Total deferred tax assets	23,280	5,906

Deferred tax liabilities:
Property and equipment	(2,354)	(1,297)
Right of use asset	(785)	(389)
Prepaid expenses	(235)	(153)

Total deferred tax liabilities	(3,374)	(1,839)

Total net deferred tax assets before valuation allowance	19,906	4,067
Less: valuation allowance	(19,906)	(4,126)

Total net deferred tax liabilities	$—	$(59)

The Company’s net deferred tax assets are as follows:

December 31, 2021
Deferred tax asset
Net operating loss carryforward	$30,182
Startup/Organizational expenses	1,304,155

Total deferred tax assets	1,334,337
Valuation allowance	(1,334,337)

Deferred tax assets, net of allowance	$—

Schedule of Income tax provision
The components of income tax expense for the years ended December 31, 2021 and 2020, were as follows (dollars in thousands):

	2021	2020
Current:
Federal	$41	$19
State	115	104

Total current	156	123
Deferred:

Federal	(59)	22
State	—	—

Total deferred	(59)	22

Provision for income taxes	$97	$145

The income tax provision consists of the following:

December 31, 2021
Federal
Current	$—
Deferred	(1,334,337)
State
Current	$—
Deferred	—
Change in valuation allowance	1,334,337

Income tax provision	$—

Schedule of Reconciliation of the federal income tax rate
A reconciliation between the Company’s federal statutory tax rate and its effective tax rate for the years ended December 31, 2021 and 2020, is as follows:

	2021	2020
Federal statutory tax rate	21.0%	21.0%
State taxes, net of federal benefit	22.2%	4.8%
Derivative asset	36.7%	0.0%
Warrant liability	-3.8%	0.0%
Stock-based compensation	-2.7%	-4.5%
Penalties	-0.1%	-0.8%
Other	-0.4%	-0.2%
Research and development tax credit - federal	5.9%	3.3%
Change in valuation allowance	-79.3%	-25.7%

Effective tax rate	-0.5%	-2.1%

A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2021 is as follows:

December 31, 2021
Statutory federal income tax rate	21.0%
State taxes, net of federal tax benefit	0.0
Chang in fair value of warrant liabilities	12.2
Transaction costs allocated to warrant liabilities	(2.4)
Compensation expense—warrants	(5.5)
Change in valuation allowance	(25.3)

Income tax provision	0.0%

Summary of income tax contingencies
A reconciliation of the Company’s gross unrecognized tax benefits as of December 31, 2021 and 2020 is as follows (dollars in thousands):

	2021	2020
Balance at beginning of year	$111	$—
Increases to prior positions	204	104
Decreases to prior positions	—	—
Increases for current year positions	141	7

Balance at end of year	$456	$111